Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Jun. 26, 2012	Jun. 30, 2012
Options to purchase	587,500
Exercise price per share	$ 5.22
Vesting period for the options		4 years
Percent of options available to vest after initial vesting period for the options		50.00%
Initial vesting period for the options		2 years
Percent of options available to vest each subsequent quarter after two years		6.25%
Subsequent vesting period for the options		3 months
Assumed dividend yield	8.10%
Risk free annual interest rate	1.15%
Expected average volatility	44.95%
Unrecognized compensation cost related to non-vested options		$ 846
Unrecognized compensation cost related to non-vested options period for recognition		4 years
Two Officers Considered Related Party [Member]
Options to purchase	127,500
Chairman Of The Board Of Directors [Member]
Options to purchase	200,000
Termination of outstanding options	260,198
Minimum [Member]
Expected term of the options		4 years 6 months
Maximum [Member]
Expected term of the options		5 years 6 months